Additional Information to the Items of Profit or Loss	6 Months Ended
Jun. 30, 2025
Additional Information to the Items of Profit or Loss [Abstract]
ADDITIONAL INFORMATION TO THE ITEMS OF PROFIT OR LOSS

NOTE 11:- ADDITIONAL INFORMATION TO THE ITEMS OF PROFIT OR LOSS

	Six months ended June 30,		Year Ended December 31,
	2025	2024	2024
	Unaudited		Audited
	USD in thousands
a. Research and development expenses:

Wages and related expenses	$154	$224	$390
Share-based payment	42	8	45
Clinical studies	181	117	276
Regulatory, professional and other expenses	390	386	681
Research and preclinical studies	129	100	211
Chemistry and formulations	42	6	104

	938	841	1,707

b. General and administrative expenses:

Wages and related expenses	226	311	507
Share-based payment	224	8	419
Professional and directors’ fees	1,368	1,670	3,009
Business development expenses	48	53	108
Office maintenance, rent and other expenses	78	68	128
Investor relations and business expenses	54	57	197
Regulatory expenses	111	67	158

	$2,109	$2,234	4,526